FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)		12 Months Ended
	Mar. 08, 2021	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change in fair value of warrant liability	Change in fair value of warrant liability
Warrants | Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of December 31, 2020		$ 13,340,717
Initial measurement	$ 13,882,167
Change in valuation inputs or other assumptions		(12,868,205)	$ (1,576,196)
Fair value		472,512	13,340,717
Warrants | Recurring | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Initial measurement			1,034,746
Level 1 | Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of December 31, 2020		4,677,805
Initial measurement	4,730,000
Change in valuation inputs or other assumptions		(4,586,679)	(541,006)
Fair value		91,126	4,677,805
Level 1 | Recurring | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Initial measurement			488,811
Level 3 | Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of December 31, 2020		8,662,912
Initial measurement	$ 9,152,167
Change in valuation inputs or other assumptions		(8,281,526)	(1,035,190)
Fair value		$ 381,386	8,662,912
Level 3 | Recurring | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Initial measurement			$ 545,935